Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	¥ 60,891		¥ 54,844
Equity securities with readily determinable fair values	12,622
Long-term investments	¥ 73,513	$ 10,658	¥ 54,844